SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 2
Fair value measurements
Short-term investments	¥ 945,865	¥ 2,342,743